Other Borrowings	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Other Borrowings

NOTE 10. OTHER BORROWINGS

At December 31, 2013, the company had a borrowing capacity through the Federal Reserve Discount Window of $3,760,761. The availability through the Federal Reserve Discount Window is secured by two investment securities available for sale with a carrying value of $4,712,492 at December 31, 2013.

FHLB advances are secured by a lien on the Company’s FHLB stock, the Company’s deposits with the FHLB, and specific loans with total unpaid principal of $16,181,236. As of December 31, 2013 and 2012, the Company had advances outstanding with the FHLB totaling $5,500,000. As of December 31, 2013, advances had a weighted average rate of 0.32% and mature on various dates between April 7, 2014 and July 21, 2014.

On May 10, 2010, the Company was notified by the FHLB that, based on the current financial and operating condition of the Company, all credit availability of the Company with the FHLB had been rescinded. Additionally, the Company is also now required to provide all collateral underlying existing advances outstanding for safekeeping at the FHLB. On March 23, 2011, the Company was notified that its credit availability had been reinstated, for a maximum of 4% of the total assets of the Bank. At December 31, 2013, the Company had credit availability with

FHLB of $6,146,943.